Annual Total Returns	0 Months Ended
Mar. 01, 2012
(Columbia California Tax-Exempt Fund - A, B & C) | (Columbia California Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	8.58%
Annual Return 2003	5.10%
Annual Return 2004	4.51%
Annual Return 2005	3.84%
Annual Return 2006	4.84%
Annual Return 2007	1.97%
Annual Return 2008	(6.42%)
Annual Return 2009	13.79%
Annual Return 2010	2.27%
Annual Return 2011	12.30%
(Columbia California Tax-Exempt Fund - Z) | (Columbia California Tax-Exempt Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	8.58%
Annual Return 2003	5.10%
Annual Return 2004	4.51%
Annual Return 2005	3.91%
Annual Return 2006	5.08%
Annual Return 2007	2.21%
Annual Return 2008	(6.20%)
Annual Return 2009	14.06%
Annual Return 2010	2.51%
Annual Return 2011	12.68%
(Columbia Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	7.96%
Annual Return 2003	4.13%
Annual Return 2004	2.54%
Annual Return 2005	1.84%
Annual Return 2006	3.60%
Annual Return 2007	2.89%
Annual Return 2008	(1.90%)
Annual Return 2009	10.06%
Annual Return 2010	2.61%
Annual Return 2011	9.51%
(Columbia Intermediate Municipal Bond Fund - Z) | (Columbia Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	8.11%
Annual Return 2003	4.38%
Annual Return 2004	2.74%
Annual Return 2005	2.04%
Annual Return 2006	3.80%
Annual Return 2007	3.09%
Annual Return 2008	(1.70%)
Annual Return 2009	10.27%
Annual Return 2010	2.82%
Annual Return 2011	9.66%
(Columbia Connecticut Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	8.30%
Annual Return 2003	3.27%
Annual Return 2004	2.34%
Annual Return 2005	1.28%
Annual Return 2006	3.14%
Annual Return 2007	2.77%
Annual Return 2008	(0.82%)
Annual Return 2009	8.88%
Annual Return 2010	1.86%
Annual Return 2011	8.50%
(Columbia Connecticut Intermediate Municipal Bond Fund - Z) | (Columbia Connecticut Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	8.57%
Annual Return 2003	3.58%
Annual Return 2004	2.60%
Annual Return 2005	1.54%
Annual Return 2006	3.40%
Annual Return 2007	3.02%
Annual Return 2008	(0.54%)
Annual Return 2009	9.15%
Annual Return 2010	2.12%
Annual Return 2011	8.76%
(Columbia Massachusetts Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	8.31%
Annual Return 2003	3.61%
Annual Return 2004	2.42%
Annual Return 2005	1.56%
Annual Return 2006	3.15%
Annual Return 2007	3.12%
Annual Return 2008	0.82%
Annual Return 2009	8.82%
Annual Return 2010	2.44%
Annual Return 2011	8.95%
(Columbia Massachusetts Intermediate Municipal Bond Fund - Z) | (Columbia Massachusetts Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	8.60%
Annual Return 2003	3.91%
Annual Return 2004	2.68%
Annual Return 2005	1.82%
Annual Return 2006	3.40%
Annual Return 2007	3.38%
Annual Return 2008	1.08%
Annual Return 2009	9.09%
Annual Return 2010	2.69%
Annual Return 2011	9.21%
(Columbia New York Intermediate Municipal Bond Fund - A, B, C & T) | (Columbia New York Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	10.15%
Annual Return 2003	4.29%
Annual Return 2004	2.44%
Annual Return 2005	1.50%
Annual Return 2006	3.00%
Annual Return 2007	2.96%
Annual Return 2008	(0.36%)
Annual Return 2009	9.78%
Annual Return 2010	2.03%
Annual Return 2011	8.79%
(Columbia New York Intermediate Municipal Bond Fund - Z) | (Columbia New York Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	10.40%
Annual Return 2003	4.58%
Annual Return 2004	2.70%
Annual Return 2005	1.76%
Annual Return 2006	3.25%
Annual Return 2007	3.21%
Annual Return 2008	(0.09%)
Annual Return 2009	10.06%
Annual Return 2010	2.28%
Annual Return 2011	9.05%
(Columbia Connecticut Tax-Exempt Fund - A, B & C) | (Columbia Connecticut Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	9.01%
Annual Return 2003	5.43%
Annual Return 2004	2.98%
Annual Return 2005	2.09%
Annual Return 2006	3.92%
Annual Return 2007	2.55%
Annual Return 2008	(4.82%)
Annual Return 2009	13.48%
Annual Return 2010	1.60%
Annual Return 2011	11.85%
(Columbia Connecticut Tax-Exempt Fund - Z) | (Columbia Connecticut Tax-Exempt Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	9.01%
Annual Return 2003	5.43%
Annual Return 2004	2.98%
Annual Return 2005	2.09%
Annual Return 2006	3.92%
Annual Return 2007	2.55%
Annual Return 2008	(4.82%)
Annual Return 2009	13.48%
Annual Return 2010	1.65%
Annual Return 2011	11.97%
(Columbia Massachusetts Tax-Exempt Fund - A, B & C) | (Columbia Massachusetts Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	9.99%
Annual Return 2003	5.94%
Annual Return 2004	3.70%
Annual Return 2005	3.16%
Annual Return 2006	4.57%
Annual Return 2007	2.30%
Annual Return 2008	(4.32%)
Annual Return 2009	13.33%
Annual Return 2010	0.81%
Annual Return 2011	12.21%
(Columbia Massachusetts Tax-Exempt Fund - Z) | (Columbia Massachusetts Tax-Exempt Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	9.99%
Annual Return 2003	5.94%
Annual Return 2004	3.70%
Annual Return 2005	3.16%
Annual Return 2006	4.57%
Annual Return 2007	2.30%
Annual Return 2008	(4.32%)
Annual Return 2009	13.33%
Annual Return 2010	0.81%
Annual Return 2011	12.30%
(Columbia New York Tax-Exempt Fund - A, B & C) | (Columbia New York Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	9.99%
Annual Return 2003	6.31%
Annual Return 2004	3.78%
Annual Return 2005	2.92%
Annual Return 2006	4.46%
Annual Return 2007	2.02%
Annual Return 2008	(8.72%)
Annual Return 2009	19.57%
Annual Return 2010	1.37%
Annual Return 2011	11.92%
(Columbia New York Tax-Exempt Fund - Z) | (Columbia New York Tax-Exempt Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	9.99%
Annual Return 2003	6.31%
Annual Return 2004	3.78%
Annual Return 2005	2.92%
Annual Return 2006	4.46%
Annual Return 2007	2.02%
Annual Return 2008	(8.72%)
Annual Return 2009	19.57%
Annual Return 2010	1.37%
Annual Return 2011	12.00%